Equity (Details) - shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	5,000,000	5,000,000
Number of shares, Issued and paid-in	224,443	153,237
Class A preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	2,000	2,000
Number of shares, Issued and paid-in
Class B preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	2,000	2,000
Number of shares, Issued and paid-in
Class C preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	2,000	2,000
Number of shares, Issued and paid-in
Class D preferred share [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	2,000	2,000
Number of shares, Issued and paid-in
Class E preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	2,000	2,000
Number of shares, Issued and paid-in